Income Tax Expense Details of income tax expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Current tax expense
Current tax expense in respect of the current year	₩ 471,669		₩ 332,996	₩ 362,552
Adjustments recognized in the current period in relation to the current tax of prior periods	(5,209)		(22,138)	(27,038)
Sub total	466,460		310,858	335,514
Deferred tax expense
Deferred tax expense (benefit) relating to the origination and reversal of temporary differences	(47,464)		(18,766)	44,884
Deferred tax charged directly to other comprehensive income	422		(16,236)	(3,844)
Sub total	(47,042)		(35,002)	41,040
Income tax expense	₩ 419,418	$ 392,927	₩ 275,856	₩ 376,554